Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Plant and Equipment, Net [Line Items]
Total costs	$ 300,280	$ 290,739
Less: accumulated depreciation	157,034	137,468
Plant and equipment, net	143,246	153,271
Office equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Total costs	24,681	23,896
Electronic Equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Total costs	45,019	43,589
Machinery [Member]
Schedule of Plant and Equipment, Net [Line Items]
Total costs	164,568	159,339
Motor vehicles [Member]
Schedule of Plant and Equipment, Net [Line Items]
Total costs	46,396	44,922
Leasehold improvement [Member]
Schedule of Plant and Equipment, Net [Line Items]
Total costs	$ 19,616	$ 18,993